Schedule of components of deferred tax balances (Details) $ in Thousands, $ in Thousands	Jun. 30, 2026 USD ($)	Jun. 30, 2026 SGD ($)	Dec. 31, 2025 SGD ($)
Deferred tax assets
Tax losses carry forwards	$ 2,731	$ 3,535	$ 3,345
Less: Valuation allowance	(2,731)	(3,535)	(3,345)
Total deferred tax assets